UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08611

Name of Fund:	Legg Mason Charles Street Trust, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2006

Date of reporting period: 12/31/2005

Item 1 – Schedule of Investments

Portfolio of Investments

December 31, 2005 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

	Shares/Par	Value
Common Stock and Equity Interests — 96.6%
Auto and Transportation — 5.5%
AAR Corp.	81	$1,928	A
Arkansas Best Corporation	143	6,242
DryShips Inc.	44	535
Excel Maritime Carriers Ltd.	11	125	A
Freightcar America Inc.	233	11,216
GulfMark Offshore, Inc.	15	447	A
Mesa Air Group, Inc.	688	7,198	A
Pacer International, Inc.	64	1,655
Pinnacle Airline Corp.	42	280	A
RailAmerica, Inc.	6	60	A
Skywest, Inc.	225	6,052
Terex Corporation	194	11,512	A
World Air Holdings, Inc.	68	658	A

		47,908

Consumer Discretionary — 16.3%
Aaron Rents, Inc.	211	4,452
Administaff, Inc.	20	840
Ameristar Casinos, Inc.	184	4,181
AMN Healthcare Services, Inc.	30	593	A
Boyd Gaming Corporation	40	1,897
Charming Shoppes, Inc.	235	3,098	A
Conn’s, Inc.	45	1,655	A
Domino’s Pizza Inc.	185	4,474
EarthLink, Inc.	575	6,392	A
Genesco Inc.	228	8,856	A
Hartmarx Corporation	35	273	A
Hewitt Associates, Inc.	100	2,787	A
Intrawest Corporation	168	4,875
Jack In The Box Inc.	205	7,178	A
JAKKS Pacific, Inc.	177	3,696	A
Labor Ready, Inc.	24	500	A
Lions Gate Entertainment Corp.	174	1,339	A
M.D.C. Holdings, Inc.	0	5
ManTech International Corporation	100	2,789	A
Meritage Corporation	29	1,840	A
MI Developments, Inc.	23	780
Monarch Casino & Resort, Inc.	131	2,960	A
MoneyGram International, Inc.	84	2,196
MPS Group, Inc.	222	3,037
Oxford Industries, Inc.	76	4,152
Parlux Fragrances, Inc.	129	3,923	A
Payless ShoeSource, Inc.	314	7,886	A
Phillips Van Heusen Corporation	194	6,292
Priceline. com Incorporated	173	3,861	A
ProQuest Company	125	3,483	A
Rent-A-Center, Inc.	224	4,223	A
Scholastic Corporation	47	1,331	A
Sirva Inc.	35	280	A
Steven Madden, Ltd.	158	4,610	A
The Cato Corporation	93	1,995
The Men’s Wearhouse, Inc.	72	2,126	A
The Pantry, Inc.	61	2,845	A
The Readers Digest Association, Inc.	331	5,042
The Sports Authority, Inc.	113	3,521	A
The Talbots, Inc.	103	2,857
The Warnaco Group, Inc.	110	2,937	A
The Wet Seal, Inc.	336	1,492	A
Ventiv Health, Inc.	163	3,850	A
WCI Communities, Inc.	167	4,484	A

		141,883

Consumer Staples — 3.3%
Beazer Homes USA, Inc.	20	1,439
Gold Kist Inc.	559	8,356	A
HealthTronics Inc.	76	584	A
Hovnanian Enterprises, Inc.	65	3,202	A

Pacific Sunwear of California, Inc.	146	3,641	A
Performance Food Group Company	101	2,854	A
Technical Olympic USA, Inc.	200	4,218
The Timberland Company	128	4,176	A

		28,470

Energy — 2.6%
Energen Corporation	133	4,848
Oil States International, Inc.	98	3,103	A
Remington Oil & Gas Corporation	109	3,986	A
Swift Energy Company	74	3,354	A
W&T Offshore, Inc.	246	7,238

		22,529

Financials — 14.5%
Affiliated Managers Group, Inc.	77	6,147	A
Aspen Insurance Holdings Limited	159	3,766
BankUnited Financial Corporation	39	1,026
CB Richard Ellis Group, Inc.	149	8,757	A
Compucredit Corporation	231	8,900	A
Corus Bankshares, Inc.	103	5,790
Euronet Worldwide, Inc.	183	5,083	A
First BanCorp.	356	4,423
First Niagara Financial Group, Inc.	393	5,683
Fremont General Corporation	310	7,206
Glenborough Realty Trust Incorporated	54	985
Greater Bay Bancorp	232	5,954
Horace Mann Educators Corporation	303	5,738
Inland Real Estate Corporation	109	1,614
Investment Technology Group, Inc.	54	1,923	A
Irwin Financial Corporation	40	865
John H. Harland Company	95	3,564
KKR Financial Corp.	198	4,757
LandAmerica Financial Group, Inc.	93	5,813
Lasalle Hotel Properties	21	786
Lazard Ltd	55	1,762
National Financial Partners Corporation	131	6,902
Nationwide Financial Services, Inc.	41	1,813
OMEGA Healthcare Investors, Inc.	76	954
Portfolio Recovery Associates, Inc.	44	2,048	A
R&G Financial Corporation	63	829
Selective Insurance Group, Inc.	70	3,727
Stewart Information Services Corporation	54	2,643
The Commerce Group, Inc.	32	1,822
UCBH Holdings, Inc.	106	1,902
UICI	153	5,420
Wintrust Financial Corporation	29	1,571
Zenith National Insurance Corp.	135	6,219

		126,392

Health Care — 13.7%
K-V Pharmaceutical Company	46	948	A
Alpharma Inc.	288	8,217
Amedisys, Inc.	142	5,981	A
Amsurg Corporation	80	1,826	A
Analogic Corporation	25	1,191
Angiotech Pharmaceuticals, Inc.	315	4,136	A
Candela Corporation	7	98	A
Centene Corporation	264	6,935	A
Chattem, Inc.	106	3,868	A
CNS, Inc.	50	1,087
Computer Programs and Systems, Inc.	39	1,616
Cutera, Inc.	131	3,461	A
Dade Behring Holdings Inc.	102	4,171
Diagnostic Products Corporation	75	3,622
DJ Orthopedics Incorporated	166	4,576	A
Durect Corporation	65	330	A
Geron Corporation	480	4,128	A
Haemonetics Corporation	165	8,062	A
Invacare Corporation	40	1,247
Kendle International Inc.	128	3,305	A
King Pharmaceuticals, Inc.	268	4,541	A
Magellan Health Services, Inc.	144	4,538	A
Medarex, Inc.	97	1,342	A
Option Care, Inc.	160	2,139
Pediatrix Medical Group, Inc.	54	4,747	A
Quidel Corporation	78	844	A
Respironics, Inc.	163	6,028	A
Rigel Pharmaceuticals, Inc.	27	224	A
Serologicals Corporation	305	6,012	A
STERIS Corporation	272	6,803

Techne Corporation	110	6,193	A
Viasys Healthcare Inc.	10	244	A
ViroPharma Incorporated	248	4,599	A
WellCare Health Plans, Inc.	71	2,888	A

		119,947

Integrated Oils — 2.0%
Giant Industries, Inc.	216	11,197	A
Holly Corporation,	112	6,594

		17,791

Materials — 11.1%
Bluegreen Corporation	282	4,449	A
Building Materials Holding Corporation	76	5,177
Carpenter Technology Corporation	22	1,522
Clean Harbors, Inc.	19	550	A
Commercial Metals Company	238	8,938
Eagle Materials Inc.	66	8,113
FMC Corporation	167	8,869	A
Greif Inc.	49	3,221
Jones Lang LaSalle Incorporated	118	5,941
Lone Star Technologies, Inc.	140	7,243	A
NS Group, Inc.	261	10,929	A
Olin Corporation	215	4,221
Quanex Corporation	110	5,512
Reliance Steel & Aluminum Co.	58	3,533
Silgan Holdings Inc.	93	3,371
Teledyne Technologies Incorporated	24	704	A
Terra Industries Inc.	307	1,719	A
USG Corporation	196	12,760	A

		96,772

Materials and Processing — 2.6%
Aleris International Inc	32	1,022	A
Barnes Group Inc.	11	347
Builders FirstSource, Inc.	117	2,494	A
Drew Industries Incorporated	26	719	A
Griffon Corporation	172	4,093	A
Lennox International Inc.	142	3,990
Maverick Tube Corporation	191	7,593	A
RTI International Metals, Inc.	24	907	A
Watsco, Inc.	32	1,896

		23,061

Other Energy — 4.1%
Alon USA Energy, Inc.	383	7,524	A
Frontier Oil Corporation	220	8,242
Grey Wolf, Inc.	616	4,763	A
Lufkin Industries, Inc.	10	483
NATCO Group Inc.	23	468	A
Newpark Resources, Inc.	111	847
St. Mary Land & Exploration Company	214	7,886
Superior Energy Services, Inc.	270	5,692	A

		35,905

Producer Durables — 7.1%
A.O. Smith Corporation	270	9,474
Applied Industrial Technologies, Inc.	101	3,395
BTU International, Inc.	104	1,313	A
China Yuchai International Limited	294	2,303
Columbus McKinnon Corporation	23	515	A
Headwaters Incorporated	131	4,655	A
Herman Miller, Inc.	60	1,686
Itron, Inc.	138	5,538	A
JLG Industries, Inc.	214	9,762
Kennametal Inc.	229	11,694
Lincoln Electric Holdings, Inc.	53	2,106
Photronics, Inc.	320	4,813	A
Regal-Beloit Corporation	51	1,816
William Lyon Homes, Inc.	29	2,926	A

		61,996

Technology — 13.6%
Adtran Incorporated	162	4,803
Agere Systems Incorporated	354	4,572	A
Aspen Technology, Inc.	97	760	A
Bio- Rad Laboratories, Inc	32	2,061	A
Blue Coat Systems, Inc.	8	352	A
ChipMOS TECHNOLOGIES (Bermuda) LTD.	313	1,813	A
CommScope, Inc.	328	6,608	A
Emulex Corporation	354	6,996	A
Genesis Microchip Incorporated	501	9,060	A
Hutchinson Technology, Inc.	41	1,154	A
Hyperion Solutions Corporation	121	4,325	A

Informatica Corporation	717	8,608	A
Internet Security Systems, Inc.	120	2,516	A
Komag, Incorporated	239	8,273	A
McDATA Corporation	832	3,163	A
Multi- Fineline Electronix, Inc.	63	3,030	A
NETGEAR, Inc.	159	3,063	A
Omnivision Technologies, Inc.	17	332	A
ON Semiconductor Corporation	620	3,429	A
Orckit Communications Ltd.	27	656	A
Parametric Technology Corporation	406	2,474	A
Perot Systems Corporation	387	5,474	A
Plexus Corp.	53	1,201	A
SPSS Inc.	44	1,367	A
Sybase, Inc.	315	6,890	A
Transaction Systems Architects, Inc.	116	3,340	A
United Online, Inc.	257	3,654
Vignette Corporation	28	457	A
Western Digital Corporation	745	13,857	A
Zoran Corporation	261	4,231	A

		118,519

Utilities — 0.2%
Time Warner Telecom Inc.	145	1,429	A

Total Common Stock and Equity Interests (Identified Cost — $771,085)		842,602

Repurchase Agreements — 2.5%
Bank of America
4.23%, dated 12/30/05, to be repurchased at $11,080 on 1/3/06 (Collateral: $11,040 Federal Home Loan Bank notes, 5.25% due 8/15/06, value $11,303)	11,075	11,075
Goldman, Sachs & Company
4.15%, dated 12/30/05, to be repurchased at $11,080 on 1/3/06 (Collateral: $11,344 Fannie Mae mortgage-backed securities 5.5% due 12/1/35, value $11,347)	11,076	11,076

Total Repurchase Agreements (Identified Cost — $22,151)		22,151

Total Investments — 99.10% (Identified Cost — $793,236)		864,753
Other Assets Less Liabilities — 0.90%		7,591

Net assets — 100%		$872,345

Net asset value per share:
Institutional Class		$10.98

Financial Intermediary Class		$10.90

A	Non-income producing.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Charles Street Trust, Inc. Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting

Mark R. Fetting President, Legg Mason Charles Street Trust, Inc. Date: March 1, 2006

By:	/s/ Marie K. Karpinski

Marie K. Karpinski Vice President and Chief Financial Officer, Legg Mason Charles Street Trust, Inc. Date: March 1, 2006